Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	As of December 31,
	2022	2021
Land use rights	$5,212,049	$961,868
Less: accumulated amortization	(250,168)	(239,509)
Intangible assets, net	$4,961,881	$722,359

Schedule of amortization of intangible assets
Amortization amount
2023	$115,400
2024	115,400
2025	115,400
2026	115,400
2027	115,400
Thereafter	4,384,881
Total	$4,961,881